Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash and cash equivalents		$ 964,142	$ 4,520,241
Accounts receivable, net		362,595	654,209
Contract assets, net		207,188	595,870
Contract cost		135,384
Loan receivable, net			127,181
Prepayments		326,280	476,022
Prepaid income Tax			110,758
Deferred tax assets, net		185,365	174,915
Deposit and other current assets, net		116,315	85,272
Total current assets		2,326,627	6,931,001
Non-current assets:
Property and equipment, net		233,091	10,541
Operating lease right-of-use assets, net		116,521	178,865
Investment		2,500,000
Prepayments		198,590	455,148
Total non-current assets		3,048,202	644,554
TOTAL ASSETS		5,374,829	7,575,555
Current liabilities:
Accounts payable		481,126	345,614
Accounts payable – a related party		19,133
Bank Loan, current		106,962	103,692
Contract liabilities		39,360	4,499
Operating lease liabilities, current		114,177	95,130
Receipts in advance		23,482
Accrued liabilities and other payables		448,235	173,516
Total current liabilities		1,232,475	722,451
Non-current liabilities:
Bank loan, non-current		847,919	962,671
Operating lease liabilities, non-current		10,158	90,965
Total non-current liabilities		858,077	1,053,636
TOTAL LIABILITIES		2,090,552	1,776,087
COMMITMENTS AND CONTINGENCIES (Note 21)
SHAREHOLDERS’ EQUITY
Additional paid-in capital		13,879,532	6,059,532
Accumulated losses		(10,583,815)	(269,143)
Accumulated other comprehensive (loss) income		(14,904)	5,079
Total Mint Incorporation Limited shareholders’ Equity		3,284,813	5,799,468
Non-controlling interests		(536)
TOTAL EQUITY		3,284,277	5,799,468
TOTAL LIABILITIES AND EQUITY		5,374,829	7,575,555
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	4,000	4,000
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]
Related Party
Current assets:
Accounts receivable		2,760	186,533
Contract assets, net – related parties		13,843
Prepayments – a related party		$ 12,755

[1]	Shares presented on a retrospective basis to reflect the Reverse Stock Split (see Note 13)